Related Parties Blalance (Details) - USD ($)	1 Months Ended		12 Months Ended
	Mar. 30, 2021	Jul. 20, 2020	Mar. 31, 2022	Apr. 07, 2022	Apr. 01, 2022	Dec. 04, 2019	Nov. 01, 2019
Related Parties Blalance (Details) [Line Items]
Loan bears an interest rate			1.00%
Loan maturity date			Sep. 30, 2022
Horwath Capital [Member]
Related Parties Blalance (Details) [Line Items]
Loan amount				$ 1,350,000	$ 300,000	$ 1,650,000	$ 851,825
Loan bears an interest rate			4.00%
Loan maturity date			Jul. 31, 2020
Repaid loan amount	$ 1,650,000	$ 851,825